Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Profit or loss [abstract]
Revenue	$ 9,404	$ 9,718
Cost of sales
Production costs	(4,508)	(3,518)
Royalty	(695)	(697)
Depreciation	(484)	(193)
Total cost of sales	(5,687)	(4,408)
Gross profit	3,717	5,310
General and administrative expenses	(2,211)	(1,837)
Change in fair value of derivative financial instruments	199	3,365
Foreign exchange losses	(80)	(7)
Interest and other expenses	(473)	(185)
Income before tax	1,152	6,646
Income tax expense	(1,191)	(1,486)
Net (loss) income and comprehensive (loss) income	(39)	5,160
Net (loss) income and comprehensive (loss) income attributable to:
Shareholders	(966)	3,512
Non-controlling interest	927	1,648
Net (loss) income and comprehensive (loss) income	$ (39)	$ 5,160
Basic (loss) earnings per share	$ (0.00)	$ 0.01